Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2020
Entity Registrant Name	Virtus Strategy Trust
Entity Central Index Key	0001423227
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 26, 2021
Document Effective Date	Feb. 26, 2021
Prospectus Date	Feb. 01, 2021
Virtus AllianzGI High Yield Bond Fund | Class R
Prospectus:
Trading Symbol	AYBRX
Virtus AllianzGI High Yield Bond Fund | Institutional Class
Prospectus:
Trading Symbol	AYBIX
Virtus AllianzGI High Yield Bond Fund | Class P
Prospectus:
Trading Symbol	AYBPX
Virtus AllianzGI High Yield Bond Fund | Administrative Class
Prospectus:
Trading Symbol	AYBVX
Virtus AllianzGI High Yield Bond Fund | Class A
Prospectus:
Trading Symbol	AYBAX
Virtus AllianzGI High Yield Bond Fund | Class C
Prospectus:
Trading Symbol	AYBCX